Capital structure financial policies (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Jan. 03, 2023
Credit facility
Disclosure of objectives, policies and processes for managing capital [line items]
Maximum aggregate amount of credit facility	$ 1,895.0	$ 1,955.0	$ 2,000.0
Revolving component
Disclosure of objectives, policies and processes for managing capital [line items]
Maximum aggregate amount of credit facility	800.0	800.0	800.0
Term loan components
Disclosure of objectives, policies and processes for managing capital [line items]
Maximum aggregate amount of credit facility	$ 1,095.0	$ 1,155.0	$ 1,200.0